Other Financial Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Liabilities [Line Items]
Fair value of current and non-current unsecured liabilities	$ 3,146,336	$ 4,017,861
Borrowings	74,313	35,064	$ 29,474
Bank Loans [Member] | Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Fair value of current and non-current bank borrowings	$ 2,670,119
Fair value of current and non-current unsecured liabilities		$ 1,552,781